Decommissioning Liabilities - Summary of Decommissioning Provision (Detail) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Provision For Decommissioning Restoration And Rehabilitation Costs [Abstract]
Decommissioning Liabilities, Beginning of Year	CAD 1,847	CAD 2,052
Liabilities Incurred	20	11
Liabilities Acquired	944
Liabilities Settled	(70)	(51)
Liabilities Divested	(139)	(1)
Transfers to Liabilities Related to Assets Held for Sale	(1,621)
Change in Estimated Future Cash Flows	(155)	(423)
Change in Discount Rate	76	131
Unwinding of Discount on Decommissioning Liabilities	128	130
Foreign Currency Translation	(1)	(2)
Decommissioning Liabilities, End of Year	CAD 1,029	CAD 1,847